Federated Hermes International Leaders Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.0%
		Australia—1.2%
2,753,000		Glencore PLC	$14,661,160
		Canada—1.6%
826,600	[1]	CAE, Inc.	19,937,015
		Denmark—2.5%
165,100		Novo Nordisk A/S	30,292,368
		Finland—0.6%
697,100		Nordea Bank Abp	7,641,055
		France—20.7%
562,800		Accor SA	20,130,489
84,325		Airbus Group SE	12,346,537
532,000		Alstom SA	14,649,141
526,450		AXA SA	15,821,272
305,937		BNP Paribas SA	19,762,616
92,850		Capgemini SE	17,258,727
287,954		Danone SA	16,780,716
953,400		Engie	15,343,934
633,000	[1]	Forvia	13,410,151
277,562		Renault SA	11,217,085
247,800		Sanofi	26,368,831
172,165		Teleperformance	23,828,031
213,400		TotalEnergies SE	13,419,323
384,700		Veolia Environnement SA	11,994,239
185,300		Vinci SA	20,625,045
		TOTAL	252,956,137
		Germany—11.5%
40,100		Allianz SE	9,755,631
209,300		BASF SE	10,615,796
1,537,800		Deutsche Telekom AG, Class REG	32,920,761
540,850		Infineon Technologies AG	19,363,019
600,104		RWE AG	24,767,241
210,300		Siemens AG	31,675,273
230,887		Siemens Healthineers AG	11,578,025
		TOTAL	140,675,746
		Hong Kong—3.7%
1,395,800		AIA Group Ltd.	12,602,494
2,696,500		Prudential PLC	33,011,107
		TOTAL	45,613,601
		Japan—16.7%
285,900		Fanuc Ltd.	8,197,288
178,500		Hitachi Ltd.	11,856,453
846,700		IHI Corp.	21,083,914
59,100		Keyence Corp.	24,573,092
473,100		Mitsubishi Heavy Industries Ltd.	26,846,735
2,828,200		Mitsubishi UFJ Financial Group, Inc.	22,546,456
8,912,500		Nippon Telegraph & Telephone Corp.	10,296,112
243,000		Sony Group Corp.	20,219,880

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
666,100		Subaru Corp.	$12,824,691
483,500		Sumitomo Mitsui Financial Group, Inc.	22,176,488
373,400		Sumitomo Mitsui Trust Holdings, Inc.	13,975,252
322,400		Terumo Corp.	9,748,811
		TOTAL	204,345,172
		Luxemburg—0.6%
294,800		ArcelorMittal SA	7,824,546
		Netherlands—5.7%
50,972		ASML Holding NV	33,533,467
161,500		Heineken NV	15,695,035
661,897		Shell PLC	20,466,781
		TOTAL	69,695,283
		Singapore—1.3%
341,800	[2]	STMicroelectronics N.V., ADR	16,153,468
		South Africa—2.0%
897,813		Anglo American PLC	23,742,667
		Spain—0.9%
272,200		Cellnex Telecom SA	10,408,144
		Sweden—0.6%
399,850	[1,2]	Swedish Orphan Biovitrum AB	7,743,018
		Switzerland—5.9%
123,551		Cie Financiere Richemont SA	17,521,547
11,111		Lonza Group AG	6,130,961
234,600		Nestle SA	28,209,974
19,100		Tecan AG	7,614,345
453,912		UBS Group AG	12,050,729
		TOTAL	71,527,556
		United Kingdom—18.5%
360,867		AstraZeneca PLC	48,685,704
5,303,000		Barclays PLC	9,877,430
4,773,644	[1]	Dowlais Group PLC	6,850,318
1,765,457		Entain PLC	25,887,390
1,630,920		HSBC Holdings PLC	12,045,927
883,325		Imperial Brands PLC	19,974,630
2,140,320		Informa PLC	19,735,455
195,026		Reckitt Benckiser Group PLC	14,073,717
10,428,000	[1]	Rolls-Royce Holdings PLC	29,232,159
4,859,000	[1]	SSP Group PLC	14,465,041
492,900		Unilever PLC	25,178,380
		TOTAL	226,006,151
		United States—2.0%
63,025		CSL Ltd.	11,162,175
167,250		Halliburton Co.	6,459,195
106,165		Schlumberger Ltd.	6,259,488
		TOTAL	23,880,858
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,096,224,947)	1,173,103,945

Shares			Value in U.S. Dollars
		RIGHTS—0.0%
		Sweden—0.0%
399,850	[1]	Swedish Orphan Biovitrum AB, Rights (IDENTIFIED COST $0)	$361,193
		INVESTMENT COMPANIES—4.0%
7,819,281		Federated Government Obligations Fund, Premier Shares, 5.23%[3]	7,819,281
40,335,840		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[3]	40,335,840
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,148,101)	48,155,121
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,144,373,048)	1,221,620,259
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	527,037
		TOTAL NET ASSETS—100%	$1,222,147,296
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total
Value as of 11/30/2022	$6,720,821	$4,783,882	$11,504,703
Purchases at Cost	$211,772,913	$461,023,418	$672,796,331
Proceeds from Sales	$(210,674,453)	$(425,471,276)	$(636,145,729)
Change in Unrealized Appreciation/Depreciation	$—	$7,263	$7,263
Net Realized Gain/(Loss)	$—	$(7,447)	$(7,447)
Value as of 8/31/2023	$7,819,281	$40,335,840	$48,155,121
Shares Held as of 8/31/2023	7,819,281	40,335,840	48,155,121
Dividend Income	$212,551	$2,120,052	$2,332,603
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Fair Value of Securities on Loan	Collateral Received
$7,528,962	$7,819,281
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors' oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$12,718,683	$11,162,175	$—	$23,880,858
International	36,090,482	1,113,132,605	—	1,149,223,087
Rights	361,193	—	—	361,193
Investment Companies	48,131,718	—	—	48,131,718
TOTAL SECURITIES	$97,302,076	$1,124,294,780	$—	$1,221,596,856
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt